Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities.
Other liabilities

11. Other liabilities

Other current liabilities include the following:

	2020	2021
	EUR k	EUR k
Personnel accrued liabilities (e.g. bonus, vacation)	5,871	7,210
Grants from government agencies and similar bodies	36,063	3,167
Outstanding invoices	7,577	35,242
Professional fees	511	1,183
VAT and other taxes (real estate transfer taxes)	12,268	924
Provision for onerous contracts	—	40,455
Contract termination provisions	—	81,587
Other	2,036	305
Total	64,326	170,073

In fiscal 2021, EUR 66,394k (2020:EUR 23,736k) of the grants from government agencies and similar bodies were recognized as other operating income. The increase of the accrued liability for outstanding invoices was mainly driven by the receipt of materials/services under the CMO agreements.

The provision for onerous contracts relates to the CRO agreements and is expected to be used within one year from December 31, 2021. All amounts recognized as of December 31, 2021 arose during the year and no such provisions were utilized or reversed during the year. As described in Note 2, for onerous contract provisions relating to CRO agreements, judgment is required in estimating the cost of the remaining services, particularly in estimating the number of participants completing the clinical trials; the amount of the outflow of resources to settle the obligations to which this provision relates may vary from the provision amount recognized as of December 31, 2021 due to potential variability in the actual costs billed by CROs for their services and for pass-through activities.

Contract termination provisions relate to amounts which the Company expects to pay out to settle its obligations under certain CMO contracts which it has terminated or anticipates terminating. All amounts recognized as of December 31, 2021 arose during the year and no such provisions were utilized or reversed during the year. As described in Note 2, judgment is required in estimating these amounts. The amount of the outflow of resources to settle the obligations to which these provisions relates may vary from the provision amount recognized as of December 31, 2021 due to potential variability in the amount required to be paid to ultimately release the Company from its remaining obligations under the CMO contracts, including as a result of arbitration decisions. Contract terminations provisions are expected to be used within one year from December 31, 2021. Refer to Note 20 Subsequent events for additional information regarding a change in a contract termination provision following December 31, 2021.

The accrued liability for other taxes consists of real estate transfer taxes in the amount of EUR 924k (2020: EUR 924k).